Impact of changes in accounting principles - Strategic Liquidity Reserve Profit and Loss allocation (Detail: Text Value) - EUR (€)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Accounting Policy - Basis of Preparation/ Impact of changes in accounting principles [Abstract]
SLR: Of which Corporate Bank	€ 38,000,000	€ 2,400,000
SLR: Of which Investment Bank	27,000,000	2,100,000
SLR: Of which Private Bank	15,000,000	2,800,000
SLR: Of which Capital Release Unit	3,000,000	600,000
SLR: Of which Corporate and Other	€ 83,000,000	€ 1,100,000